Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Equity
16.	EQUITY
a.	Ordinary shares

	December 31,		December 31,		December 31,
	2018		2019		2020
Number of shares authorized		500,000,000		500,000,000		500,000,000
Authorized share capital	NT$	5,000,000,000	NT$	5,000,000,000	US$	5,000,000
Authorized par value of per share	NT$	10.00	NT$	10.00	US$	0.01
Number of outstanding shares issued and fully paid		160,248,940		189,954,970		209,675,470
Amount of outstanding shares issued and fully paid		$51,627,219		$61,366,844		$61,826,237

Issuance of new ADS shares

On March 27, 2018, ASLAN Cayman filed a registration statement on Form F-1 with the U.S. Securities and Exchange Commission (“SEC”) for the initial public offering in the United States of its ADSs representing ordinary shares. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC, and ASLAN Cayman held the initial public offering of its ADSs on May 4, 2018.

The amount of ADSs sold in this offering was 6,000,000, with each ADS representing five of ASLAN Cayman’s ordinary shares, representing a total of 30,000,000 ordinary shares. The offering price per ADS was $7.03, equivalent to a price per ordinary share of NT$41.72. The payment of this fundraising was fully collected as of May 8, 2018, and the record date for this capital increase was May 8, 2018.

On November 8, 2019, the Company filed registration statement on Form F-3 with the SEC for the follow-on offering in the United States of its ADSs representing ordinary shares was taken effective. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC on November 8, 2019, and the Company held the follow-on offering of its ADSs on December 3, 2019.

The amount of ADSs sold in this offering was 5,893,206 ADS, with each ADS representing five of ASLAN Cayman’s ordinary shares, representing a total of 29,466,030 ordinary shares. The offering price per ADS was $2.50, equivalent to a price per ordinary share of NT$15.24. The payment of this fundraising was fully collected as of December 6, 2019, and the record date for this capital increase was December 6, 2019.

On October 9, 2020, the Company filed a registration statement on Form F-3 with the SEC and entered into an Open Market Sale Agreement, or Sales Agreement, with Jefferies LLC, for an at the market offering in the United States of its ADSs representing ordinary shares. In accordance with the terms of the Sales Agreement, the Company may offer and sell ADSs having an aggregate offering price of up to $50,000,000 from time to time through Jefferies LLC, acting as sales agent. As of December 31, 2020, the Company had raised net proceeds $7,413,943 by offering 19,720,500 ordinary shares (representing 3,944,100 ADS) under the Sales Agreement.

Reduction of authorized share capital and Taiwan delisting

On September 4, 2020, the shareholders resolved to redenominate the authorized share capital of the Company from NT$5,000,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of NT$10.00 to US$165,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of US$0.33 each, by redenominating each ordinary share of a nominal or par value of NT$10.00 into each ordinary share of a nominal or par value of US$0.33 at an exchange rate of NT$1:US$0.03 (the "Redenomination").

The same shareholders further resolved to reduce the authorized share capital, as a special resolution, conditional upon the receipt of an order of the Grand Court of the Cayman Islands approving the authorized capital reduction from US$165,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of US$0.33 each to US$5,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of US$0.01 each, subject to the Tenth Amended and Restated Memorandum of Association the Company. The authorized capital reduction was approved by the Grand Court of the Cayman Islands on November 16, 2020. The issued ordinary shares with reduced par value of US$0.01 entitle holders with the rights to vote and receive dividends.

In the same shareholders’ meeting on September 4, 2020, it was approved by majority shareholders to convert aggregate total 130,488,940 Taiwan delisting ordinary shares to Nasdaq-listed ADS based on the conversion plan proposed by board of directors on July17, 2020. Each ADS represents five of ASLAN Cayman’s ordinary shares, with the same shareholders’ right as other ADS holders. As of December 31, 2020, there were 97,976,475 ordinary shares (representing 19,595,295 ADS) successfully converted to ADS based on a non-cash equity transaction. All the outstanding ordinary shares as of December 31, 2020 are fully paid.

b.	Retained earnings and dividends policy

Under ASLAN Cayman’s Articles of Incorporation, ASLAN Cayman may declare dividends by ordinary resolution of ASLAN Cayman’s board of directors, but no dividends shall exceed the amount recommended by the directors of ASLAN Cayman.

ASLAN Cayman may set aside out of the funds legally available for distribution, for equalizing dividends or for any other purpose to which those funds may be properly applied, either employed in the business of ASLAN Cayman or invested in such investments as the directors of ASLAN Cayman may from time to time think fit. There were no dividends distributed in years 2018, 2019 and 2020.